Cover	9 Months Ended
Jan. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Green Stream Holdings, Inc.
Entity Central Index Key	0001437476
Entity Tax Identification Number	20-1144153
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	201 East 5th Street
Entity Address, Address Line Two	Suite100
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	310
Local Phone Number	228-8897
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false